EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding- Number of options	703,110
Granted - Number of options	155,000
Exercised - Number of options	(115,721)
Forfeited - Number of options	(3,500)
Outstanding- Number of options	738,889	703,110
Exercisable - Number of options	448,639
Vested and expected to vest - Number of options	738,889
Outstanding - Weighted average exercise price	$ 3.16
Granted - Weighted average exercise price	$ 7.47
Exercised - Weighted average exercise price	$ 1.86
Forfeited - Weighted average exercise price	$ 4.00
Outstanding - Weighted average exercise price	$ 4.26	$ 3.16
Exercisable - Weighted average exercise price	$ 2.95
Vested and expected to vest - Weighted average exercise price	$ 4.26
Outstanding - Weighted average remaining contractual term (in years)	6 years 5 months 1 day	6 years 8 months 5 days
Exercisable - Weighted average remaining contractual term (in years)	5 years 11 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	6 years 5 months 1 day
Outstanding - Aggregate intrinsic value	$ 2,298
Outstanding - Aggregate intrinsic value	1,248	2,298
Exercisable - Aggregate intrinsic value	1,348
Vested and expected to vest - Aggregate intrinsic value	$ 1,248